Shareholder Report, Average Annual Return (Details)	1 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended	20 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000254839
Average Annual Return [Line Items]
Line Graph and Table Measure Name				GMO Beyond China ETF at NAV
C000254840
Average Annual Return [Line Items]
Line Graph and Table Measure Name				GMO International Quality ETF at NAV
C000254841
Average Annual Return [Line Items]
Line Graph and Table Measure Name				GMO International Value ETF at NAV
C000254842
Average Annual Return [Line Items]
Line Graph and Table Measure Name				GMO Systematic Investment Grade Credit ETF at NAV
C000246461
Average Annual Return [Line Items]
Line Graph and Table Measure Name				GMO U.S. Quality ETF at NAV
C000254843
Average Annual Return [Line Items]
Line Graph and Table Measure Name				GMO U.S. Value ETF at NAV
Without Sales Load [Member] | C000254839
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%
Without Sales Load [Member] | C000254840
Average Annual Return [Line Items]
Average Annual Return, Percent			2.82%
Without Sales Load [Member] | C000254841
Average Annual Return [Line Items]
Average Annual Return, Percent			17.09%
Without Sales Load [Member] | C000254842
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%
Without Sales Load [Member] | C000246461
Average Annual Return [Line Items]
Average Annual Return, Percent				11.16%	22.15%
Without Sales Load [Member] | C000254843
Average Annual Return [Line Items]
Average Annual Return, Percent			1.78%
GMO Index: MSCI Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets ex-China Index
Average Annual Return, Percent		13.04%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index
Average Annual Return, Percent			14.27%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Index
Average Annual Return, Percent			14.27%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.83%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent				15.16%	25.04%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent			7.94%
GMO Index: MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex USA Value Index
Average Annual Return, Percent			17.76%
GMO Index: S&P/IFCI Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate Index
Average Annual Return, Percent	2.03%
GMO Index: MSCI USA Value (Gross) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Value (Gross) Index
Average Annual Return, Percent			3.07%